Note 17 - Intangible assets	6 Months Ended
Jun. 30, 2019
Intangible Assets and Goodwill Abstract
Intangible Assets Explanatory

17. Intangible assets

17.1 Goodwill

The breakdown of the balance under this heading in the accompanying consolidated balance sheets, according to the cash-generating units (CGUs) to which it has been allocated, is as follows:

Goodwill. Breakdown by CGU and changes of the period (Millions of Euros)
	The United States	Turkey	Mexico	Colombia	Chile	Other	Total

Balance as of December 31, 2017	4.837	509	493	168	32	23	6.062
Exchange difference	229	(127)	26	(7)	(3)	-	118
Balance as of December 31, 2018	5.066	382	519	161	29	23	6.180
Exchange difference	31	(29)	16	5	1	(1)	23
Balance as of June 30, 2019	5.097	353	535	166	30	22	6.203

Impairment Test

As mentioned in Note 2.2.8 of the consolidated financial statements for the year 2018, the CGUs to which goodwill has been allocated are periodically tested for impairment by including the allocated goodwill in their carrying amount. This analysis is performed at least annually and whenever there is any indication of impairment. As of and for the six months ended June 30, 2019, no indicators of impairment have been identified in any of the main CGUs.

17.2 Other intangible assets

The breakdown of the balance and changes of this heading in the accompanying consolidated balance sheets, according to the nature of the related items, is as follows:

Other intangible assets (Millions of Euros)
	June 2019	December 2018
Computer software acquisition expense	1.601	1.605
Other intangible assets with an infinite useful life	12	11
Other intangible assets with a definite useful life	446	518
Total	2.059	2.134